Deferred Finance Costs - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Costs [Abstract]
Balance	$ 23,246	$ 20,727
Additions	8,691	16,200
Capitalized into vessel deposits	(355)	(472)
Amortization	(7,275)	(3,252)
Deferred charges written-off	(1,977)	(9,957)
Balance	$ 22,330	$ 23,246